Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 09, 2014
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 03, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 03, 2014
Prospectus Date	rr_ProspectusDate	Jul. 09, 2014
AdvisorShares Sunrise Global Multi-Strategy ETF (Prospectus Summary) | AdvisorShares Sunrise Global Multi-Strategy ETF | AdvisorShares Sunrise Global Multi-Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MULT